Related Party Transactions - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended			12 Months Ended
	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 USD ($)	Mar. 31, 2012 Housing Development Finance Corporation Limited INR	Mar. 31, 2011 Housing Development Finance Corporation Limited INR	Mar. 31, 2012 ''AAA'' rated home loans INR	Mar. 31, 2011 ''AAA'' rated home loans INR	Mar. 31, 2012 Principal Owner INR	Mar. 31, 2011 Principal Owner INR	Mar. 31, 2010 Others Housing Development Finance Corporation Limited INR	Jun. 02, 2008 Others Housing Development Finance Corporation Limited
Related Party Transaction [Line Items]
Fixed assets Purchased from related parties								0	0
Purchase of investments from others	239.7	238.6
Sale of investments from others	4,585.2	239.1
"AAA" rated home loans purchased						49,776.2	43,789.7
Dividend paid to HDFC Limited				1,297.6	943.7
Foreign exchange and derivative contracts, notional principal amount	8,275,307.5	5,446,623.2	162,611.7	2,500.0	2,500.0
Foreign exchange and derivative contracts, mark to market gains				107.3	65.8
Preferential offer of warrants, warrants issued											131,001,100
Preferential offer of warrants, number equity shares called by warrants											131,001,100
Preferential offer of warrants, exercise price											306.03
Preferential offer of warrants, proceeds from exercise of warrants										36,080.6